Information by business segment and by geographic area	12 Months Ended
Dec. 31, 2018
Information by business segment and by geographic area
Information by business segment and by geographic area

4.  Information by business segment and by geographic area

The Company operated the following reportable segments during this year: Ferrous Minerals , Coal, Base Metals and Fertilizers (presented as discontinued operations). The segments are aligned with products and reflect the structure used by Management to evaluate Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and the Board of Directors. The performance of the operating segments is assessed based on a measure of adjusted EBITDA.

The information presented to the Executive Board on the performance of each segment is derived from the accounting records, adjusted for reallocations between segments.

The main activities of the operating segments are as follows:

Ferrous minerals – comprise of the production and extraction of iron ore, iron ore pellets, manganese, ferroalloys, other ferrous products and its logistic services.

Coal – comprise of the production and extraction of metallurgical and thermal coal and its logistic services.

Base metals - include the production and extraction of nickel and its by-products (copper, gold, silver, cobalt, precious metals and others) and copper, as well as their by-products (gold and silver).

Fertilizers (Discontinued operations) - include the production of potash, phosphate, nitrogen and other fertilizer products (note 14).

a) Adjusted EBITDA

The definition of adjusted EBITDA for the Company is the operating income or loss plus dividends received and interest from associates and joint ventures, and excluding the amounts charged as (i) depreciation, depletion and amortization and (ii) special events (note 4b).

The Company allocate in “Others” the sales and expenses of other products, services, research and development, investments in joint ventures and associates of other business and unallocated corporate expenses.

In 2018, the Company has allocated general and corporate expenses to "Others" as these are not directly related to the performance of each business segment. The comparative periods were restated to reflect this change in the allocation criteria.

	Year ended December 31, 2018
		Cost of goods	Selling,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	20,354	(9,048)	(76)	(110)	(115)	28	11,033
Iron ore Pellets	6,651	(3,393)	(11)	(26)	(19)	154	3,356
Ferroalloys and manganese	454	(290)	(3)	(1)	—	—	160
Other ferrous products and services	474	(313)	(4)	(1)	(1)	7	162
	27,933	(13,044)	(94)	(138)	(135)	189	14,711

Coal	1,643	(1,575)	(9)	(21)	—	143	181

Base metals
Nickel and other products	4,610	(3,060)	(47)	(39)	(33)	—	1,431
Copper	2,093	(960)	(4)	(18)	—	—	1,111
	6,703	(4,020)	(51)	(57)	(33)	—	2,542

Others	296	(263)	(752)	(157)	(21)	56	(841)
Total of continuing operations	36,575	(18,902)	(906)	(373)	(189)	388	16,593

Discontinued operations (Fertilizers)	121	(120)	(4)	—	—	—	(3)
Total	36,696	(19,022)	(910)	(373)	(189)	388	16,590

	Year ended December 31, 2017
		Cost of goods	Selling,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	18,524	(7,950)	11	(88)	(181)	30	10,346
Iron ore Pellets	5,653	(2,876)	(9)	(19)	(7)	81	2,823
Ferroalloys and manganese	469	(278)	(8)	—	(4)	—	179
Other ferrous products and services	483	(306)	11	(2)	—	19	205
	25,129	(11,410)	5	(109)	(192)	130	13,553
Coal	1,567	(1,354)	(12)	(14)	(4)	179	362
Base metals
Nickel and other products	4,667	(3,437)	(47)	(49)	(75)	—	1,059
Copper	2,204	(979)	(15)	(13)	—	—	1,197
	6,871	(4,416)	(62)	(62)	(75)	—	2,256
Others	400	(375)	(791)	(155)	(9)	97	(833)
Total of continuing operations	33,967	(17,555)	(860)	(340)	(280)	406	15,338
Discontinued operations (Fertilizers)	1,746	(1,606)	(102)	(12)	(25)	3	4
Total	35,713	(19,161)	(962)	(352)	(305)	409	15,342

	Year ended December 31, 2016
		Cost of goods	Selling,			Dividends received
		sold and	administrative and	Research	Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	15,784	(6,622)	(248)	(91)	(150)	10	8,683
Iron ore Pellets	3,827	(2,002)	(35)	(13)	(22)	103	1,858
Ferroalloys and manganese	302	(231)	(1)	—	(11)	—	59
Other ferrous products and services	438	(269)	(4)	(2)	(4)	—	159
	20,351	(9,124)	(288)	(106)	(187)	113	10,759
Coal	839	(872)	63	(15)	(41)	—	(26)
Base metals
Nickel and other products	4,472	(3,204)	1	(78)	(114)	4	1,081
Copper	1,667	(924)	(16)	(5)	—	—	722
Other base metals products	—	—	150	—	—	—	150
	6,139	(4,128)	135	(83)	(114)	4	1,953
Others	159	(259)	(573)	(116)	(1)	76	(714)
Total of continuing operations	27,488	(14,383)	(663)	(320)	(343)	193	11,972
Discontinued operations (Fertilizers)	1,875	(1,545)	(87)	(22)	(16)	4	209
Total	29,363	(15,928)	(750)	(342)	(359)	197	12,181

Adjusted EBITDA is reconciled to net income (loss) as follows:

From continuing operations

	Year ended December 31
	2018	2017	2016
Net income from continuing operations	6,988	6,334	5,203
Depreciation, depletion and amortization	3,351	3,708	3,487
Income taxes	(172)	1,495	2,781
Financial results,net	4,957	3,019	(1,843)
Equity results and other results in associates and joint ventures, net of dividends received	570	488	1,104
Special events (note 4b)	899	294	1,240
Adjusted EBITDA from continuing operations	16,593	15,338	11,972

From discontinued operations

	Year ended December 31
	2018	2017	2016
Loss from discontinued operations	(92)	(813)	(1,227)
Depreciation, depletion and amortization	—	1	347
Income taxes	(40)	(102)	(630)
Financial results, net	5	28	(20)
Equity results in associates and joint ventures, net of dividends received	—	5	1
Impairment of non-current assets	124	885	1,738
Adjusted EBITDA from discontinued operations	(3)	4	209

b) Special events occurred during the year

Special events are gains or losses recognized in the Company's operating results that are not related to the performance of the business segments. The Company excludes special events from adjusted EBITDA to keep the segment performance analysis comparable with prior periods.

The special events identified by the Company are as follows:

	Year ended December 31
	2018	2017	2016
Result in disposal of assets (note 19)	(322)	(481)	(66)
Nacala Logistic Corridor (note 16)	—	458	—
Impairment and onerous contracts (note 20)	(577)	(271)	(1,174)
Total	(899)	(294)	(1,240)

c) Assets by segment

	December 31, 2018			December 31, 2017
		Investments in	Property, plant		Investments in	Property, plant
	Product	associates and	and equipment		associates and	and equipment
	inventory	joint ventures	and intangible (i)	Product inventory	joint ventures	and intangible (i)
Ferrous minerals	2,210	1,814	31,377	1,770	1,922	36,103
Coal	119	317	1,589	82	317	1,719
Base metals	1,147	14	21,295	1,009	13	23,603
Others	11	1,080	2,086	6	1,316	1,946
Total	3,487	3,225	56,347	2,867	3,568	63,371

	Year ended December 31
	2018			2017			2016
	Capital expenditures (ii)			Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	1,569	823	1,672	1,194	1,485	1,709	891	2,355	1,533
Coal	132	24	252	73	45	296	149	463	185
Base metals	1,189	34	1,351	960	50	1,590	1,045	12	1,636
Others	6	7	76	4	20	113	3	33	133
Total	2,896	888	3,351	2,231	1,600	3,708	2,088	2,863	3,487

(i)   Goodwill is allocated mainly to ferrous minerals and base metals segments in the amount of US$1,841 and US$1,812 in December 31, 2018 and US$2,157 and US$1,953 in December 31, 2017, respectively.

(ii)   Cash outflows.

d) Investment in associates and joint ventures, intangible and property, plant and equipment by geographic area

	December 31, 2018				December 31, 2017
	Investments in		Property,		Investments in		Property,
	associates and		plant and		associates and		plant and
	joint ventures	Intangible	equipment	Total	joint ventures	Intangible	equipment	Total
Brazil	2,604	5,875	29,226	37,705	2,993	6,231	34,209	43,433
Canada	—	1,956	9,905	11,861	—	2,118	10,967	13,085
Americas, except Brazil and Canada	247	—	—	247	200	—	—	200
Europe	—	—	366	366	—	—	394	394
Indonesia	—	1	2,776	2,777	—	—	2,787	2,787
Asia, except Indonesia	374	—	1,025	1,399	375	—	1,100	1,475
Australia	—	—	—	—	—	—	45	45
New Caledonia	—	—	2,796	2,796	—	—	2,965	2,965
Mozambique	—	130	1,459	1,589	—	143	1,532	1,675
Oman	—	—	829	829	—	1	868	869
Other regions	—	—	3	3	—	—	11	11
Total	3,225	7,962	48,385	59,572	3,568	8,493	54,878	66,939

e) Net operating revenue by geographic area

	Year ended December 31, 2018
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	820	—	658	—	1,478
United States of America	388	—	952	13	1,353
Germany	1,130	—	523	—	1,653
Europe, except Germany	2,218	436	1,800	—	4,454
Middle East/Africa/Oceania	2,562	151	25	—	2,738
Japan	2,072	163	508	—	2,743
China	14,381	—	861	—	15,242
Asia, except Japan and China	1,798	767	1,101	—	3,666
Brazil	2,564	126	275	283	3,248
Net operating revenue	27,933	1,643	6,703	296	36,575

	Year ended December 31, 2017
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	593	—	1,009	70	1,672
United States of America	355	—	872	83	1,310
Germany	1,097	—	292	—	1,389
Europe, except Germany	1,721	396	1,985	11	4,113
Middle East/Africa/Oceania	1,768	171	13	—	1,952
Japan	1,927	130	399	—	2,456
China	13,442	—	576	—	14,018
Asia, except Japan and China	1,332	711	1,539	—	3,582
Brazil	2,894	159	186	236	3,475
Net operating revenue	25,129	1,567	6,871	400	33,967

	Year ended December 31, 2016
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	334	20	1,172	—	1,526
United States of America	232	—	749	24	1,005
Germany	1,077	—	302	—	1,379
Europe, except Germany	1,482	218	1,552	17	3,269
Middle East/Africa/Oceania	1,252	95	20	—	1,367
Japan	1,292	121	328	—	1,741
China	11,985	63	699	—	12,747
Asia, except Japan and China	912	305	1,173	—	2,390
Brazil	1,785	17	144	118	2,064
Net operating revenue	20,351	839	6,139	159	27,488

Accounting policy

Vale recognizes revenue when the control of a good or service transfers to a customer of an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Net revenue excludes any applicable sales taxes.

Depending on the contract, sales revenue can be recognized when the product is available at the loading port, loaded on the ship, at the port of discharge or at the customer’s warehouse. Service revenues are recognized in the amount by which the services are rendered and accepted by the customer.

Generally, the contract payment terms consider the upfront payments or the use of credit letters. The payment terms do not have a significant financing component and were not changed from previous years. In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sale price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing. Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sale mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sale price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.

Commodity price risk – The commodity price risk arises from volatility of iron ore, nickel, copper and coal prices. The Company is mostly exposed to the fluctuations in the iron ore and copper price. The selling price of these products can be measured reliably at each period, since the price is quoted in an active market.

As of December 31, 2018, the Company had 27 million tons (2017: 33 million tons) provisionally priced based on iron ore forward prices and 78 thousand tons (2017: 106 thousand tons) provisionally priced based on copper forward prices. The final price of these sales will be determined during the first quarter of 2019. A 10% change in the price of iron ore realized on the provisionally priced sales, with all other factors held constant, would increase or reduce net income by US$185. A 10% change in the price of copper realized on the provisionally priced sales, with all other factors held constant, would increase or reduce net income by US$56.